SCHEDULE OF SUBSIDIARIES (Details)		12 Months Ended
		Mar. 31, 2025 $ / shares shares		Mar. 31, 2024 $ / shares shares		Mar. 31, 2025 £ / shares shares		Jan. 23, 2025 $ / shares	Jan. 21, 2025 shares	Dec. 20, 2024 $ / shares shares	Sep. 30, 2024 $ / shares	Jul. 26, 2024 $ / shares	Jul. 15, 2024 shares	Mar. 31, 2024 £ / shares shares		Mar. 31, 2022 shares	Jul. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									731,707	2,347,134
Par value per share								$ 0.00005		$ 2.17
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													6,869,960
Par value per share												$ 0.00005
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													1,291,910				3,000
Par value per share												$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation	[1]	Hong Kong
Principal activities	[1]	Provision of ESG reporting solutions services
Percentage of ownership interest	[1]	100.00%		100.00%
Par value per share		$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		19,907	[1]	11,626	[1]	19,907	[1]							11,626	[1]	314
Diginex Solutions (HK) Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	[1]			3,000										3,000
Diginex USA, LLC [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United States of America
Principal activities		Provision of ESG reporting solutions services
Percentage of ownership interest		100.00%		100.00%
Diginex USA, LLC [member] | Class A units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1,000		1,000		1,000								1,000
Par value per share		$ 10		$ 10
Diginex Services Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United Kingdom
Principal activities		Provision of ESG reporting solutions services
Par value per share | £ / shares						£ 0.01								£ 0.01
Percentage of ownership interest		100.00%		100.00%
Diginex Services Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share											$ 0.01
Diginex Services Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share											$ 0.01

[1]	In September 2024, the Company converted all issued Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.